Other reserves - Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of reserves within equity [line items]
Other reserves	£ (4,457)	£ (2,192)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	3,599	4,772
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,485)	(1,560)	£ (1,485)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(7,990)	(7,235)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(27)	467	£ (27)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,446	£ 1,364